Stockholders' Equity (Summary of Preferred Stock Classes) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Stock [Line Items]
Total Preferred Stock, Shares	0	23,467,219	18,554,573	16,554,573	16,180,448
Total Preferred Stock, Amounts			$ 164,894	$ 124,921	$ 120,727
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Total Preferred Stock, Shares			2,554,747	2,554,747	2,554,747
Total Preferred Stock, Amounts			767	767	766
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Total Preferred Stock, Shares			729,980	729,980	729,980
Total Preferred Stock, Amounts			309	309	309
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Total Preferred Stock, Shares			15,269,846	13,269,846	12,895,721
Total Preferred Stock, Amounts			$ 163,818	$ 123,845	$ 119,652